Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Accounting Policies [Abstract]
Maximum loss exposure	$ 160.0		$ 91.0
Fair value adjustment period	1 year
Maturity period for cash and cash equivalents	3 months
Threshold period of past due status of financing receivable	30 days
Period due to be considered for accrual of interest on loans Is discontinued	90 days
Accounts, Notes, Loans and Financing Receivable
Past due loans threshold period for write-off	120 days
Effect of change in method on allowance for credit losses		$ 10.0
Effect of change in method on allowance for credit losses on per share		$ 0.17
Rate lock period	60 days
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Past due loans threshold period for write-off	90 days
Residential and Consumer Portfolio
Accounts, Notes, Loans and Financing Receivable
Past due loans threshold period evaluation for charge-off	120 days